Loans (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands, ¥ in Millions				6 Months Ended
	Mar. 21, 2025 CNY (¥)	Nov. 29, 2024 CNY (¥)	Nov. 29, 2024 JPY (¥)	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($) $ / shares	Jun. 30, 2024 CNY (¥)	Jun. 30, 2025 USD ($)	Jun. 30, 2025 JPY (¥)	Mar. 31, 2025 CNY (¥)	Mar. 25, 2025 CNY (¥)	Feb. 21, 2025 USD ($)	Feb. 06, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 10, 2024 CNY (¥)	Nov. 08, 2024 CNY (¥)	Sep. 18, 2024 CNY (¥)	Sep. 09, 2024 USD ($)	Aug. 07, 2024 CNY (¥)	May 13, 2024 CNY (¥)	Mar. 28, 2024 CNY (¥)	Feb. 05, 2024 CNY (¥)	Jan. 08, 2024 CNY (¥)	Apr. 08, 2022 CNY (¥)
Loans [Line Items]
Borrow amount				¥ 80,863			$ 11,288						¥ 74,443
Percentage of interest rate		0.65%	0.65%
Fixed exchange rate price per share (in Dollars per share) | $ / shares					$ 0.04784
Weighted average interest rate				3.96%		4.35%	3.96%	3.96%
Interest expense				¥ 1,752	$ 245	¥ 2,052
Working capital credit facility (in Dollars) | $
Jilin Zhengye [Member]
Loans [Line Items]
Working capital loan		¥ 20,200	¥ 422.7
Industrial Bank Jilin Branch [Member]
Loans [Line Items]
Borrow amount																		¥ 5,000
Fixed interest rate				4.30%			4.30%	4.30%
Remaining balance				¥ 5,000			$ 698
Industrial Bank Jilin Branch One [Member]
Loans [Line Items]
Borrow amount														¥ 8,000
Fixed interest rate				4.30%			4.30%	4.30%
Remaining balance				¥ 8,000			$ 1,117
Industrial Bank Jilin Branch Two [Member]
Loans [Line Items]
Borrow amount										¥ 21,900
Fixed interest rate				4.20%			4.20%	4.20%
Remaining balance				¥ 21,900			$ 3,056
Industrial Bank Jilin Branch Three [Member]
Loans [Line Items]
Borrow amount									¥ 5,000
Fixed interest rate				4.20%			4.20%	4.20%
Remaining balance				¥ 5,000			$ 698
China Minsheng Bank Jilin Branch [Member]
Loans [Line Items]
Borrow amount | $																	$ 3,000
Fixed interest rate				3.85%			3.85%	3.85%
Remaining balance				¥ 3,000			$ 419
China Minsheng Bank Jilin Branch One [Member]
Loans [Line Items]
Borrow amount																¥ 1,990
Fixed interest rate				3.85%			3.85%	3.85%
Remaining balance				¥ 1,990			$ 278
China Minsheng Bank Jilin Branch Two [Member]
Loans [Line Items]
Borrow amount												¥ 3,000
Fixed interest rate				3.85%			3.85%	3.85%
Remaining balance				¥ 3,000			$ 419
China Minsheng Bank Jilin Branch Three [Member]
Loans [Line Items]
Borrow amount | $											$ 2,010
Fixed interest rate				3.85%			3.85%	3.85%
Remaining balance				¥ 2,010			$ 281
Bank of Jilin [Member]
Loans [Line Items]
Borrow amount										¥ 10,000
Fixed interest rate				3.85%			3.85%	3.85%
Remaining balance				¥ 10,000			$ 1,396
Industrial Bank Jilin Branch Four [Member]
Loans [Line Items]
Borrow amount															¥ 5,000
Fixed interest rate				4.00%			4.00%	4.00%
Remaining balance				¥ 4,900			$ 684
Repaid loan	¥ 100
Industrial Bank Jilin Branch Five [Member]
Loans [Line Items]
Borrow amount																				¥ 5,000
Fixed interest rate				4.35%			4.35%	4.35%
Industrial Bank Jilin Branch Six [Member]
Loans [Line Items]
Borrow amount																				¥ 21,900
Industrial Bank Jilin Branch Six [Member]
Loans [Line Items]
Fixed interest rate				4.35%			4.35%	4.35%
Industrial Bank Jilin Branch Seven [Member]
Loans [Line Items]
Borrow amount																			¥ 5,000
Fixed interest rate				4.30%			4.30%	4.30%
China Minsheng Bank Jilin Branch Four [Member]
Loans [Line Items]
Borrow amount																						¥ 3,000
Fixed interest rate				3.85%			3.85%	3.85%
China Minsheng Bank Jilin Branch Five [Member]
Loans [Line Items]
Borrow amount																					¥ 2,010
Fixed interest rate				3.85%			3.85%	3.85%
Industrial Bank Jilin Branch Eight [Member]
Loans [Line Items]
Borrow amount																							¥ 9,990
Fixed interest rate				4.90%			4.90%	4.90%
Tokyo Overnight Average [Member]
Loans [Line Items]
Principal amount				¥ 20,200				¥ 422.7
JPY Loan [Member]
Loans [Line Items]
Fixed interest rate				3.15%			3.15%	3.15%